Principal Variable Contracts Funds, Inc.
Supplement dated November 15, 2016
to the Statement of Additional Information dated May 1, 2016
(as supplemented on June 17, 2016, July 29, 2016, September 16, 2016, and October 28, 2016)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
In the Sub-Advisor: Edge Asset Management, Inc. section, delete references to Jill R. Cuniff.

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